Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
November 30, 2022
MES-NPRT3-0123
1.810698.118
Common Stocks - 96.1%
	Shares	Value ($)
Biotechnology - 1.6%
Biotechnology - 1.6%
Abcam PLC (a)	3,000,000	47,025,698
Natera, Inc. (a)(b)	500,000	20,560,000
Repligen Corp. (a)(b)	280,000	50,075,200
Saluda Medical Pty Ltd. warrants (a)(c)(d)	470,371	178,741
		117,839,639
Health Care Equipment & Supplies - 47.4%
Health Care Equipment - 46.9%
Abbott Laboratories	2,800,000	301,224,000
Boston Scientific Corp. (a)	16,900,000	765,063,000
DexCom, Inc. (a)	1,000,000	116,280,000
Hologic, Inc. (a)	240,000	18,278,400
Inspire Medical Systems, Inc. (a)	380,000	91,796,600
Insulet Corp. (a)	1,139,537	341,143,192
Intuitive Surgical, Inc. (a)	940,000	254,166,600
Masimo Corp. (a)(b)	1,599,600	231,846,024
Nevro Corp. (a)(e)	2,000,000	93,420,000
Novocure Ltd. (a)	799,599	61,441,187
Outset Medical, Inc. (a)	1,005,001	21,185,421
Penumbra, Inc. (a)(b)	1,500,000	314,265,000
PROCEPT BioRobotics Corp. (a)(b)	1,320,000	56,628,000
ResMed, Inc.	1,200,000	276,240,000
Stryker Corp.	1,350,200	315,798,278
Tandem Diabetes Care, Inc. (a)(b)	2,800,000	117,740,000
		3,376,515,702
Health Care Supplies - 0.5%
Nanosonics Ltd. (a)	11,400,000	37,366,964
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,413,882,666
Health Care Providers & Services - 0.7%
Health Care Services - 0.7%
Guardant Health, Inc. (a)	544,047	28,475,420
LifeStance Health Group, Inc. (a)	4,214,743	21,453,042
		49,928,462
Health Care Technology - 2.4%
Health Care Technology - 2.4%
DNA Script (c)(d)	1,220	942,615
DNA Script (c)(d)	4,668	3,606,661
Doximity, Inc. (a)(b)	1,630,206	55,410,702
Medlive Technology Co. Ltd. (f)	5,000,000	6,298,618
Phreesia, Inc. (a)	2,000,000	55,640,000
Veeva Systems, Inc. Class A (a)	260,000	49,493,600
		171,392,196
Life Sciences Tools & Services - 42.9%
Life Sciences Tools & Services - 42.9%
10X Genomics, Inc. Class B (a)(f)	392,772	15,184,566
Agilent Technologies, Inc.	840,000	130,183,200
Bio-Techne Corp.	760,000	64,592,400
Bruker Corp.	1,900,000	128,079,000
Danaher Corp.	3,900,000	1,066,299,000
IQVIA Holdings, Inc. (a)	875,000	190,767,500
Lonza Group AG	120,000	63,131,098
Olink Holding AB ADR (a)(b)	1,280,000	30,502,400
Sartorius Stedim Biotech	380,000	129,695,221
Seer, Inc. (a)(b)	2,000,000	12,920,000
Stevanato Group SpA (b)	1,000,000	15,310,000
Thermo Fisher Scientific, Inc.	2,000,000	1,120,439,998
West Pharmaceutical Services, Inc.	545,000	127,889,700
		3,094,994,083
Personal Products - 0.5%
Personal Products - 0.5%
The Beauty Health Co. (a)(b)	600,939	6,460,094
The Beauty Health Co. (a)(c)	3,000,000	32,250,000
		38,710,094
Professional Services - 0.2%
Research & Consulting Services - 0.2%
Clarivate Analytics PLC (a)(b)	1,500,000	14,685,000
Specialty Retail - 0.4%
Specialty Stores - 0.4%
Warby Parker, Inc. (a)(b)	1,750,000	29,802,500
TOTAL COMMON STOCKS (Cost $4,254,802,991)		6,931,234,640

Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
Asimov, Inc. Series B (a)(c)(d)	97,985	5,741,921
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,803,935	15,702,036
Element Biosciences, Inc. Series B (a)(c)(d)	2,385,223	32,582,146
ElevateBio LLC Series C (a)(c)(d)	214,700	981,823
Inscripta, Inc. Series D (a)(c)(d)	3,938,731	24,577,681
Saluda Medical Pty Ltd. Series D (c)(d)	1,567,904	18,093,612
		97,679,219
Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Kardium, Inc. Series D6 (a)(c)(d)	13,783,189	10,258,552
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc. Series C (a)(c)(d)	2,605,625	9,276,025
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	309,255	2,774,017
		12,050,042
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (a)(c)(d)	175,232	8,416,393
Series E1 (c)(d)	58,567	2,812,973
DNA Script:
Series B (c)(d)	59	45,585
Series C (a)(c)(d)	28,249	21,826,169
Omada Health, Inc. Series E (c)(d)	2,182,939	6,679,793
PrognomIQ, Inc.:
Series A5 (a)(c)(d)	833,333	2,166,666
Series B (a)(c)(d)	2,735,093	7,111,242
Series C (c)(d)	752,098	1,955,455
		51,014,276
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)	3,641,139	6,153,525
Textiles, Apparel & Luxury Goods - 0.5%
Textiles - 0.5%
Freenome, Inc.:
Series C (a)(c)(d)	2,268,156	20,776,309
Series D (c)(d)	1,325,855	12,144,832
		32,921,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $198,835,399)		210,076,755

Preferred Securities - 0.3%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Kardium, Inc. 0% (c)(d)(h) (Cost $19,551,861)	19,551,861	19,551,861

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (i)	25,875,346	25,880,521
Fidelity Securities Lending Cash Central Fund 3.86% (i)(j)	160,546,582	160,562,637
TOTAL MONEY MARKET FUNDS (Cost $186,443,157)		186,443,158

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $4,659,633,408)	7,347,306,414
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(137,213,967)
NET ASSETS - 100.0%	7,210,092,447

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266,606,633 or 3.7% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,483,184 or 0.3% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756

Aledade, Inc. Series E1	5/20/22	2,917,480

Asimov, Inc. Series B	10/29/21	9,081,318

Caris Life Sciences, Inc. Series D	5/11/21	22,711,874

Conformal Medical, Inc. Series C	7/24/20	9,554,996

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395

DNA Script	12/17/21	4,714,776

DNA Script Series B	12/17/21	47,244

DNA Script Series C	10/01/21	24,572,393

Element Biosciences, Inc. Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome, Inc. Series C	8/14/20	14,999,996

Freenome, Inc. Series D	11/22/21	9,999,996

Galvanize Therapeutics Series B	3/29/22	6,303,849

Inscripta, Inc. Series D	11/13/20	18,000,001

Kardium, Inc. Series D6	12/30/20	14,001,515

Kardium, Inc. 0%	12/30/20	19,551,861

Omada Health, Inc. Series E	12/22/21	13,087,156

PrognomIQ, Inc. Series A5	8/20/20	503,333

PrognomIQ, Inc. Series B	9/11/20	6,249,999

PrognomIQ, Inc. Series C	2/16/22	2,301,420

Saluda Medical Pty Ltd. Series D	1/20/22	20,000,011

Saluda Medical Pty Ltd. warrants	1/20/22	0

The Beauty Health Co.	12/08/20	30,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	21,433,102	856,313,795	851,866,376	850,019	-	-	25,880,521	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	73,452,626	809,653,019	722,543,008	1,630,988	-	-	160,562,637	0.5%
Total	94,885,728	1,665,966,814	1,574,409,384	2,481,007	-	-	186,443,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanosonics Ltd.	63,907,137	-	27,770,925	-	2,766,516	(1,535,764)	-
Nevro Corp.	91,776,000	62,342,139	29,365,603	-	(49,380,413)	18,047,877	93,420,000
Total	155,683,137	62,342,139	57,136,528	-	(46,613,897)	16,512,113	93,420,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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